                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment  [   ] ;  Amendment Number: ___
This Amendment  (Check only one.):  [    ] is a restatement.
                                    [    ] adds new holdings
                                           entries.
Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
            -----------------------------------------
Address:    420 East Fourth Street
            ----------------------
            Cincinnati, OH  45202
            --------------  -----


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------

Signature, Place, and Date of Signing:


/s/ William F. Ledwin             Cincinnati, OH                 5/10/02
---------------------------       ---------------             ------------
[Signature]                        [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     56,837,003

Form 13F Information Table Value Total:     1,494,336,724

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.     Form 13F File Number         Name
          None

PAGE 1 of 5    FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON
                              INVESTMENT ADVISORS, INC.                3/31/2002

                                                                                                 Item 6:
                                                               Item 4:      Item 5:        Investment Discretion
               Item 1:              Item 2:      Item 3:        Fair        Shares      ---------------------------    Item 7:
            Name of Issuer         Title of      CUSIP         Market         or        (a)    (b) Shared     (c)      Managers
                                    Class        Number        Value       Principal   sole    as Defined    Shared  See Instr. V.
                                                                             Amount            in Instr. V.  Other
Ingersoll Rand Ltd                 com Cl A     G4776G101     23,934,320     478,495    X
Transocean Sedco Forex Inc            ord       G90078109     15,794,286     475,302    X
Flextronics Intl Ltd                  ord       Y2573F102     26,582,494   1,456,575    X
AFLAC, Inc                            com       001055102      1,144,246      38,788    X
AES Corp                              com       00130H105        270,450      30,050    X
AOL Time Warner                       com       00184A105     19,622,996     829,725    X
Abbott Labs, Inc.                     com       002824100        326,120       6,200    X
Alcoa Inc.                            com       013817101     21,840,138     578,700    X
Alltel Corp                           com       020039103     12,374,540     222,764    X
American Express                      com       025816109        299,008       7,300    X
American Intl. Group                  com       026874107      2,814,939      39,021    X
Amgen Inc                             com       031162100      6,565,337     110,009    X
Analog Devices                        com       032654105     21,832,014     484,725    X
Anheuser Busch Cos. Inc.              com       035229103     27,668,349     530,045    X
Apollo Group Inc                   com Cl A     037604105      3,409,797      63,675    X
Aradigm Corp.                         com       038505103         84,600      18,000    X
Automatic Data Processing             com       053015103        227,253       3,900    X
BJ'S Wholesale Club Inc               com       05548J106     14,126,318     316,025    X
Bank of America Corp.                 com       060505104     15,487,950     227,697    X
Bank of New York Inc.                 com       064057102      2,073,099      49,336    X
Bank of New York Inc.                 com       064057102     12,437,248     295,984                X                     1
Bank One Corp.                        com       06423A103        498,812      11,939    X
Baxter International                  com       071813109     16,621,257     279,255    X
Bed Bath & Beyond                     com       075896100      3,769,031     111,675    X
Bellsouth Corp                        com       079860102        951,209      25,806    X
Best Buy Co. Inc.                     com       086516101      5,035,140      63,575    X
Biovail Corp                          com       09067J109      3,357,407      67,175    X
Bristol Myers Squibb                  com       110122108     17,875,202     441,472    X
Broadwing                             com       111620100     10,026,351   1,434,385    X
Broadwing                             com       111620100      9,945,470   1,422,814                X                      1
Brocade Communications                com       111621108      2,675,025      99,075    X
CMS Energy Corp.                      com       125896100     15,405,373     680,750    X
CVS Corporation                       com       126650100     19,184,977     558,840    X
Cardinal Health                       com       14149Y108      5,773,423      81,442    X
Charter One Financial                 com       160903100     25,586,398     819,552    X
Checkfree Corp New                    com       162813109         29,894       1,950    X
Checkfree Corp New                    com       162813109        536,550      35,000                X                      1
ChevronTexaco Corp                    com       166764100     18,810,553     208,381    X
Chubb Corp                            com       171232101     22,366,773     305,975    X
                                     ----       ---------    -----------  ----------  ---         -----       ----        -----
COLUMN TOTALS:                                               407,364,347  12,911,377                                       3


                                                        Item 8:
                                                   Voting Authority
                                                        Shares
                                      ------------------------------------------

                                         (a) Sole             (b)           (c)
                                                            Shared          None
Ingersoll Rand Ltd                      478,495
Transocean Sedco Forex Inc              475,302
Flextronics Intl Ltd                  1,456,575
AFLAC, Inc                               38,788
AES Corp                                 30,050
AOL Time Warner                         829,725
Abbott Labs, Inc.                         6,200
Alcoa Inc.                              578,700
Alltel Corp                             222,764
American Express                          7,300
American Intl. Group                     39,021
Amgen Inc                               110,009
Analog Devices                          484,725
Anheuser Busch Cos. Inc.                530,045
Apollo Group Inc                         63,675
Aradigm Corp.                            18,000
Automatic Data Processing                 3,900
BJ'S Wholesale Club Inc                 316,025
Bank of America Corp.                   227,697
Bank of New York Inc.                    49,336
Bank of New York Inc.                                       295,984
Bank One Corp.                           11,939
Baxter International                    279,255
Bed Bath & Beyond                       111,675
Bellsouth Corp                           25,806
Best Buy Co. Inc.                        63,575
Biovail Corp                             67,175
Bristol Myers Squibb                    441,472
Broadwing                             1,434,385
Broadwing                                                 1,422,814
Brocade Communications                   99,075
CMS Energy Corp.                        680,750
CVS Corporation                         558,840
Cardinal Health                          81,442
Charter One Financial                   819,552
Checkfree Corp New                        1,950
Checkfree Corp New                                           35,000
ChevronTexaco Corp                      208,381
Chubb Corp                              305,975
                                     ----------           ---------            --------
COLUMN TOTALS:                       11,157,579           1,753,798

PAGE 2 of 5    FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON
                              INVESTMENT ADVISORS, INC.                3/31/2002

                                                                                                  Item 6:
                                                               Item 4:      Item 5:        Investment Discretion
               Item 1:              Item 2:      Item 3:        Fair        Shares     ----------------------------     Item 7:
            Name of Issuer         Title of      CUSIP         Market         or        (a)    (b) Shared     (c)      Managers
                                    Class        Number        Value       Principal   sole    as Defined    Shared  See Instr. V.
                                                                             Amount            in Instr. V.  Other

Cincinnati Financial Corp             com       172062101      2,923,124      66,952    X
Cincinnati Financial Corp             com       172062101     31,185,770     714,287              X                          1
Cisco Systems Inc.                    com       17275R102      8,548,719     504,945    X
Cintas Corporation                    com       172908105        188,720       3,785    X
Cintas Corporation                    com       172908105     81,827,739   1,641,150              X                          1
Citigroup                             com       172967101     28,210,450     569,678    X
Colgate Palmolive                     com       194162103      3,081,814      53,925    X
Conagra Inc                           com       205887102        569,875      23,500    X
Concord EFS Inc                       com       206197105      5,408,113     162,650    X
Conoco, Inc.                          com       208251504     23,493,548     805,125    X
Convergys Corporation                 com       212485106      2,658,343      89,900    X
Convergys Corporation                 com       212485106     43,577,723   1,473,714              X                          1
Countrywide Credit Ind. Inc.          com       222372104        643,505      14,380    X
Walt Disney Productions           com Disney    254687106        230,938      10,006    X
Dominion Resources Inc/VA New         com       25746U109     10,063,962     154,450    X
Du Pont de Nemours Co.                com       263534109     21,335,044     452,493    X
E M C Corp.                           com       268648102        123,968      10,400    X
Exxon Mobil Corporation               com       30231G102     13,297,717     303,393    X
Federal Home Loan Mtg.                com       313400301      6,348,977     100,189    X
Federal Natl Mtg Assoc.               com       313586109     28,360,595     355,040    X
Federated Dept Stores                 com       31410H101     10,626,719     260,140    X
Fifth Third Bancorp                   com       316773100      9,751,603     144,511    X
Fifth Third Bancorp                   com       316773100    102,975,155   1,526,010              X                          1
First Virginia Banks Inc              com       337477103        241,335       4,500    X
Forest Laboratories Inc               com       345838106      3,811,305      46,650    X
Gannett Co.                           com       364730101        410,940       5,400    X
Genentech Inc                         com       368710406      2,455,653      48,675    X
General Electric Co.                  com       369604103     11,224,851     299,729    X
Genesis Health                        com       37183F107      3,852,995     211,703    X
Goldman Sachs                         com       38141G104      1,827,563      20,250    X
Gric Communications Inc               com       398081109         22,882      10,401    X
Harley Davidson Inc                   com       412822108      3,067,433      55,640    X
Health Management Assoc. New         CL A       421933102     19,245,732     928,400    X
Hewlett Packard                       com       428236103     18,157,971   1,012,150    X
Hilton Hotel 5% 5/15/06          Sub Nt Conv.   432848AL3      2,842,500   3,000,000    X
Home Depot, Inc.                      com       437076102      7,110,039     146,267    X
Honeywell International               com       438516106     16,156,829     422,180    X
Illinois Tool Works                   com       452308109        687,325       9,500    X
                                     ----       ---------    -----------  ----------  ---         -----       ----        -----
COLUMN TOTALS:                                               526,547,474  15,662,068                                         4

                                                          Item 8:
                                                     Voting Authority
                                                          Shares
                                         ---------------------------------------
                                         (a) Sole             (b)           (c)
                                                            Shared          None

Cincinnati Financial Corp                66,952
Cincinnati Financial Corp                                   714,287
Cisco Systems Inc.                      504,945
Cintas Corporation                        3,785
Cintas Corporation                                        1,641,150
Citigroup                               569,678
Colgate Palmolive                        53,925
Conagra Inc                              23,500
Concord EFS Inc                         162,650
Conoco, Inc.                            805,125
Convergys Corporation                    89,900
Convergys Corporation                                     1,473,714
Countrywide Credit Ind. Inc.             14,380
Walt Disney Productions                  10,006
Dominion Resources Inc/VA New           154,450
Du Pont de Nemours Co.                  452,493
E M C Corp.                              10,400
Exxon Mobil Corporation                 303,393
Federal Home Loan Mtg.                  100,189
Federal Natl Mtg Assoc.                 355,040
Federated Dept Stores                   260,140
Fifth Third Bancorp                     144,511
Fifth Third Bancorp                                       1,526,010
First Virginia Banks Inc                  4,500
Forest Laboratories Inc                  46,650
Gannett Co.                               5,400
Genentech Inc                            48,675
General Electric Co.                    299,729
Genesis Health                          211,703
Goldman Sachs                            20,250
Gric Communications Inc                  10,401
Harley Davidson Inc                      55,640
Health Management Assoc. New            928,400
Hewlett Packard                       1,012,150
Hilton Hotel 5% 5/15/06               3,000,000
Home Depot, Inc.                        146,267
Honeywell International                 422,180
Illinois Tool Works                       9,500
                                     ----------           ---------         -------
COLUMN TOTALS:                       10,306,907           5,355,161

PAGE 3 of 5    FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON
                              INVESTMENT ADVISORS, INC.                3/31/2002

                                                                                                  Item 6:
                                                               Item 4:      Item 5:        Investment Discretion
               Item 1:              Item 2:      Item 3:        Fair        Shares     ----------------------------     Item 7:
            Name of Issuer         Title of      CUSIP         Market         or        (a)    (b) Shared     (c)      Managers
                                    Class        Number        Value       Principal   sole    as Defined    Shared  See Instr. V.
                                                                             Amount            in Instr. V.  Other

Intel Corp.                           com       458140100     24,958,004     820,717    X
Int'l. Business Machines              com       459200101     24,636,768     236,892    X
J P Morgan Chase                      com       46625H100     14,469,158     405,867    X
Johnson & Johnson                     com       478160104      2,266,755      34,900    X
Kimberly Clark                        com       494368103     32,404,196     501,225    X
King Pharmaceutials                   com       495582108      4,251,437     121,435    X
LSI Logic Corp                        com       502161102      9,908,025     582,825    X
Lexmark                               com       529771107     24,069,063     420,935    X
Eli Lilly Co.                         com       532457108        378,028       4,961    X
Lincoln National Corp.                com       534187109     28,794,348     567,600    X
Loews Corp                            com       540424108        234,320       4,000    X
Lowes Co. Inc.                        com       548661107      4,936,984     113,520    X
Luxottica Grp SPA                sponsored adr  55068R202        573,648      29,600    X
Magna International                  cl a       559222401     30,908,220     420,520    X
Manor Care Inc                        com       564055101      9,754,545     418,650    X
Masco Corp                            com       574599106     27,887,828   1,015,950    X
May Department Stores                 com       577778103        233,495       6,700    X
McCormick & Co.                   com non vtg   579780206        520,248      10,175    X
McDonalds Corporation                 com       580135101     18,187,183     655,394    X
Medimmune Inc                         com       584699102      1,671,525      42,500    X
Medtronic, Inc.                       com       585055106      6,842,533     151,350    X
Mellon Financial Corp                 com       58551A108        216,104       5,600    X
Merck & Co., Inc.                     com       589331107     13,766,630     239,087    X
Microsoft Corp.                       com       594918104     10,633,256     176,310    X
Minnesota Mining & Mfg                com       604059105        280,049       2,435    X
Morgan Stanley Dean Witter          com new     617446448      8,477,926     147,931    X
National City Corp                    com       635405103        212,644       6,913    X
National Equipment Services           com       635847106        319,000     116,000    X
Nisource Inc                          com       65473P105        894,247      38,965    X
North Fork Bancorp. NY                com       659424105      5,006,848     140,800    X
Ohio Casualty                         com       677240103      5,479,642     289,300                 X                      1
Omnicare Inc 5% 12/1/07         Sub Deb CV 5%07 681904AD0     12,708,138  13,430,000    X
Ominicom Group Inc                    com       681919106      7,028,080      74,450    X
Oracle Systems Corp.                  com       68389X105        185,638      14,503    X
Paychex Inc                           com       704326107      1,712,063      43,125    X
                                     ----       ---------    -----------  ----------  ---         -----       ----        -----
COLUMN TOTALS:                                               334,806,576  21,291,135                                         1


                                                            Item 8:
                                                        Voting Authority
                                                             Shares
                                        ----------------------------------------
                                         (a) Sole             (b)           (c)
                                                            Shared          None
Intel Corp.                             820,717
Int'l. Business Machines                236,892
J P Morgan Chase                        405,867
Johnson & Johnson                        34,900
Kimberly Clark                          501,225
King Pharmaceutials                     121,435
LSI Logic Corp                          582,825
Lexmark                                 420,935
Eli Lilly Co.                             4,961
Lincoln National Corp.                  567,600
Loews Corp                                4,000
Lowes Co. Inc.                          113,520
Luxottica Grp SPA                        29,600
Magna International                     420,520
Manor Care Inc                          418,650
Masco Corp                            1,015,950
May Department Stores                     6,700
McCormick & Co.                          10,175
McDonalds Corporation                   655,394
Medimmune Inc                            42,500
Medtronic, Inc.                         151,350
Mellon Financial Corp                     5,600
Merck & Co., Inc.                       239,087
Microsoft Corp.                         176,310
Minnesota Mining & Mfg                    2,435
Morgan Stanley Dean Witter              147,931
National City Corp                        6,913
National Equipment Services             116,000
Nisource Inc                             38,965
North Fork Bancorp. NY                  140,800
Ohio Casualty                                               289,300
Omnicare Inc 5% 12/1/07              13,430,000
Ominicom Group Inc                       74,450
Oracle Systems Corp.                     14,503
Paychex Inc                              43,125
                                     ----------             -------         -------
COLUMN TOTALS:                       21,001,835             289,300

PAGE 4 of 5    FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON
                              INVESTMENT ADVISORS, INC.                3/31/2002

                                                                                                  Item 6:
                                                               Item 4:      Item 5:        Investment Discretion
               Item 1:              Item 2:      Item 3:        Fair        Shares     ----------------------------    Item 7:
            Name of Issuer         Title of      CUSIP         Market         or        (a)    (b) Shared     (c)      Managers
                                    Class        Number        Value       Principal   sole    as Defined    Shared  See Instr. V.
                                                                             Amount            in Instr. V.  Other
PepsiCo, Inc.                         com       713448108      6,454,495     125,330    X
Pfizer Inc.                           com       717081103     13,486,206     339,361    X
Pharmacia                             com       71713U102        369,656       8,200    X
Philip Morris Companies Inc           com       718154107        760,818      14,445    X
Piedmont Natural Gas Co               com       720186105        227,840       6,400    X
Pitney Bowes Inc.                     com       724479100        315,008       7,360    X
Procter & Gamble                      com       742718109      3,318,825      36,839    X
Provident Financial Group             com       743866105        241,430       8,383    X
QLogic Corp                           com       747277101      3,210,134      64,825    X
Robert Half International             com       770323103      1,767,510      59,875    X
SBC Communications                    com       78387G103     10,726,784     286,506    X
SEI Investments Co                    com       784117103      3,033,088      70,850    X
Safeway Inc                           com       786514208     19,230,293     427,150    X
Sara Lee Corp.                        com       803111103        367,452      17,700    X
Schering Plough Corp.                 com       806605101      1,488,347      47,551    X
Schlumberger Ltd.                     com       806857108        494,088       8,400    X
Selectica Inc                         com       816288104        127,380      33,000    X
Siebel Systems Inc                    com       826170102      4,390,936     134,650    X
J. M. Smucker Co.                     com       832696306        202,800       6,000    X
Song Networks Hldg Aktiebolag    sponsored ADR  83544Q101          9,581      27,375    X
Stifel Financial Corp                 com       860630102     13,002,603   1,019,812               X                        1
Sun MicroSystems                      com       866810104        530,770      60,178    X
Sungard Data Systems                  com       867363103      6,025,267     182,750    X
Tyco International                    com       902124106     28,379,384     878,075    X
US Bancorp.                         com new     902973304        822,338      36,435    X
US Bancorp.                         com new     902973304      8,018,331     355,265               X                        1
USA Education Inc.                    com       90390U102        548,071       5,604    X
UnionBancorp, Inc.                    com       908908106        479,520      33,300    X
Univision Communications             CL A       914906102      5,431,860     129,330    X
U S Freightways Corp                  com       916906100      9,724,736     274,400    X
Vectren Corporation                   com       92240G101        256,874       9,999    X
Veritas Software Co                   com       923436109      3,935,934      89,800    X
Verizon Communications                com       92343V104     21,204,986     459,978    X
Viacom Inc.                          CL A       925524100      2,036,340      41,900    X
Viasystems Group Inc                  com       92553H100          9,480      31,600    X
Wachovia Corp. 2nd New                com       929903102        367,092       9,900    X
Wal-Mart Stores Inc                   com       931142103      2,778,239      45,322    X
Walgreen Co                           com       931422109      3,747,543      95,625    X
                                     ----       ---------    -----------  ----------  ---         -----       ----        -----
COLUMN TOTALS:                                               177,522,039   5,489,473                                        2


                                                            Item 8:
                                                        Voting Authority
                                                             Shares
                                         ---------------------------------------
                                         (a) Sole             (b)           (c)
                                                            Shared          None

PepsiCo, Inc.                           125,330
Pfizer Inc.                             339,361
Pharmacia                                 8,200
Philip Morris Companies Inc              14,445
Piedmont Natural Gas Co                   6,400
Pitney Bowes Inc.                         7,360
Procter & Gamble                         36,839
Provident Financial Group                 8,383
QLogic Corp                              64,825
Robert Half International                59,875
SBC Communications                      286,506
SEI Investments Co                       70,850
Safeway Inc                             427,150
Sara Lee Corp.                           17,700
Schering Plough Corp.                    47,551
Schlumberger Ltd.                         8,400
Selectica Inc                            33,000
Siebel Systems Inc                      134,650
J. M. Smucker Co.                         6,000
Song Networks Hldg Aktiebolag            27,375
Stifel Financial Corp                                     1,019,812
Sun MicroSystems                         60,178
Sungard Data Systems                    182,750
Tyco International                      878,075
US Bancorp.                              36,435
US Bancorp.                                                 355,265
USA Education Inc.                        5,604
UnionBancorp, Inc.                       33,300
Univision Communications                129,330
U S Freightways Corp                    274,400
Vectren Corporation                       9,999
Veritas Software Co                      89,800
Verizon Communications                  459,978
Viacom Inc.                              41,900
Viasystems Group Inc                     31,600
Wachovia Corp. 2nd New                    9,900
Wal-Mart Stores Inc                      45,322
Walgreen Co                              95,625
                                      ---------           ---------         -------
COLUMN TOTALS:                        4,114,396           1,375,077


PAGE 5 of 5    FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON
                              INVESTMENT ADVISORS, INC.                3/31/2002

                                                                                                   Item 6:
                                                               Item 4:      Item 5:         Investment Discretion
               Item 1:              Item 2:      Item 3:        Fair        Shares     ----------------------------    Item 7:
            Name of Issuer         Title of      CUSIP         Market         or        (a)    (b) Shared     (c)      Managers
                                    Class        Number        Value       Principal   sole    as Defined    Shared  See Instr. V.
                                                                             Amount            in Instr. V.  Other
Washington Mutual Inc.                com       939322103        477,072      14,400    X
Wellpoint Health Networks Inc.        com       94973H108     32,513,086     510,650    X
Wells Fargo & Co New                  com       949746101        523,640      10,600    X
Williams Companies Inc                com       969457100      9,488,201     402,725    X
Worldcom Inc. GA New            Wrldcom Gp com  98157D106      3,507,529     520,405    X
Wyeth                                 com       983024100      1,586,760      24,170    X
Column Totals:                                                48,096,288   1,482,950                                             0
                                                           -------------  ----------  ----     -------        -----     ----------
GRAND TOTAL:                                               1,494,336,724  56,837,003                                            10

                                                            Item 8:
                                                        Voting Authority
                                                             Shares
                                         ---------------------------------------
                                         (a) Sole           (b)           (c)
                                                          Shared          None

Washington Mutual Inc.                   14,400
Wellpoint Health Networks Inc.          510,650
Wells Fargo & Co New                     10,600
Williams Companies Inc                  402,725
Worldcom Inc. GA New                    520,405
Wyeth                                    24,170
Column Totals:                        1,482,950                   0
                                     ----------           ---------     ---------
GRAND TOTAL:                         48,063,667           8,773,336

